Revenue and related balances	9 Months Ended
Sep. 30, 2026
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application and associated premium support services, and professional services revenue, which includes services such as initial implementation, project management, training, and integration.

The following table presents a disaggregation of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Subscription revenue	65,247	58,046	189,731	169,295
Professional services	5,086	3,576	14,872	10,355
	70,333	61,622	204,603	179,650